COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares As previously reported	Ordinary shares	Additional paid-in capital As previously reported	Additional paid-in capital Loss of control influence	Additional paid-in capital	Statutory reserves As previously reported	Statutory reserves Loss of control influence	(Accumulated deficit)/ Retained earnings As previously reported	(Accumulated deficit)/ Retained earnings Loss of control influence	(Accumulated deficit)/ Retained earnings	Accumulated other comprehensive income As previously reported	Accumulated other comprehensive income Loss of control influence	As previously reported	Loss of control influence	Total
Balance at the beginning at Jun. 30, 2021	$ 6	$ 6	$ 77,870	$ 46,606	$ 31,264	$ 12,068	$ 12,068	$ 20,990	$ 41,206	$ (20,216)	$ 663	$ 663	$ 111,597	$ 100,543	$ 11,054
Balance at the beginning (in shares) at Jun. 30, 2021	56,000,000	56,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)										(6,272)					(6,272)
Share-based compensation recognized in equity					1,137										1,137
Balance at the end at Jun. 30, 2022		$ 6			32,401					(26,488)					5,919
Balance at the end (in shares) at Jun. 30, 2022		56,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)										(3,469)			18,707	(22,176)	(3,469)
Share-based compensation recognized in equity					753										753
Balance at the end at Jun. 30, 2023		$ 6			33,154					(29,957)			$ 153,850	$ (150,647)	$ 3,203
Balance at the end (in shares) at Jun. 30, 2023		56,000,000													56,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)										(743)					$ (743)
Share-based compensation recognized in equity					102										102
Balance at the end at Jun. 30, 2024		$ 6			$ 33,256					$ (30,700)					$ 2,562
Balance at the end (in shares) at Jun. 30, 2024		56,000,000													56,000,000